Cover	Oct. 30, 2023
Cover [Abstract]
Entity Registrant Name	P2 SOLAR, INC.
Entity Central Index Key	0001172069
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 30, 2023
Entity Ex Transition Period	true
Entity File Number	333-91190
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	98-0234680
Entity Address Address Line 1	13718 91 Avenue
Entity Address City Or Town	Surrey
Entity Address Country	CA
Entity Address Postal Zip Code	V3V 7X1
City Area Code	778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	321-0047